UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08614

The Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower, 23rd Floor
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: October 31,2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at July 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.7%
Austria: 0.8%
Telekom Austria AG	253,400	$5,122,661

Belgium: 0.9%
InBev	147,300	5,475,031

Brazil: 1.5%
Centrais Electricas Brasileiras S.A.	785,130	5,385,285
Tele Centro Oeste Celular Participacoes S.A., ADR(1)	17,172	170,003
Tele Leste Celular Participacoes S.A.*(1)	1,330	9,097
Telecomunicacoes Brasileiras S.A., ADR	115,700	3,429,348
Telesp Celular Participacoes S.A., ADR	16,223	71,219
Tim Participacoes S.A., ADR(1)	10,714	173,781
		9,238,733

Canada: 1.6%
Bombardier, Inc. - Class B(1)	1,755,800	4,679,645
Nortel Networks Corp.*	2,000,000	5,260,000
		9,939,645

France: 7.5%
Alcatel S.A.*	1,113,600	13,599,160
Carrefour S.A.	157,700	7,446,994
France Telecom S.A.	326,500	10,084,759
France Telecom S.A.**	61,200	1,890,313
Regie Natl. Usines Renault	58,849	5,395,283
Sanofi-Aventis S.A.	103,868	8,984,778
		47,401,287

Germany: 14.3%
Bayerische Hypo Vereinsbank AG	298,300	7,849,941
Bayerische Hypo Vereinsbank AG**	119,320	3,139,976
Commerzbank AG	333,000	7,442,570
DaimlerChrysler AG	390,500	18,999,201
Deutsche Telekom AG	841,100	16,697,432
Heidelberger Druckmaschinen**	144,300	4,826,296
Hypo Real Estate Holding AG	74,575	3,029,643
Muenchener Rueckversicherungs AG	80,800	9,409,611
Schering AG	62,416	3,928,409
Volkswagen AG(1)	267,800	14,536,305
		89,859,384

Italy: 2.7%
Banca Intesa SpA	1,652,950	8,038,175
Telecom Italia SpA	2,704,074	8,845,724
		16,883,899

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at July 31, 2005 (Unaudited) - (Continued)

	Shares	Value

Japan: 23.3%
Astellas Pharma, Inc.	125,500	$4,089,295
Daiichi Pharmaceutical Co., Ltd.	225,800	5,176,363
Eisai Co., Ltd.	139,400	4,753,189
Fuji Photo Film Co., Ltd.	250,000	7,767,639
Hitachi, Ltd.	1,968,800	11,988,954
Japan Tobacco, Inc.	809	11,523,704
Matsushita Electric Industrial Co., Ltd.	325,000	5,300,690
Millea Holdings, Inc.	761	9,959,225
Mitsubishi Heavy Industries, Ltd.	4,066,000	10,207,986
Mitsubishi Tokyo Financial Group, Inc.	1,142	9,597,578
Mitsui Sumitomo Insurance Co., Ltd.	1,052,000	9,356,314
Nippon Telegraph & Telephone Corp.	3,307	14,337,939
Ono Pharmaceutical Co.	87,000	4,159,270
Rohm Co., Ltd.	38,200	3,468,863
Sankyo Co., Ltd.	230,800	4,561,549
Sony Corp.	352,800	11,652,686
Sumitomo Mitsui Financial Group, Inc.	1,655	10,917,917
Taisho Pharmaceutical Co., Ltd.	170,000	3,337,191
TDK Corp.	61,200	4,206,223
		146,362,575

Mexico: 1.2%
Telefonos de Mexico S.A. - Class L, ADR(1)	397,680	7,663,294

Netherlands: 12.8%
Aegon N.V.	868,275	12,445,953
Akzo Nobel N.V.	268,200	11,038,854
Heineken N.V.	112,125	3,569,317
ING Groep N.V.	198,763	6,021,177
Koninklijke Ahold N.V.*	1,186,100	10,442,664
Koninklijke Ahold N.V.**	205,466	1,808,964
STMicroelectronics N.V.	760,000	13,096,675
Unilever N.V.	229,468	15,388,654
Wolters Kluwer N.V.	323,061	6,284,088
		80,096,346

New Zealand: 1.2%
Telecom New Zealand, Ltd.	1,703,657	7,324,226

Portugal: 1.0%
Portugal Telecom S.A.	641,217	6,119,742

Russian Federation: 0.9%
Lukoil ADR	131,400	5,420,250

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at July 31, 2005 (Unaudited) - (Continued)

	Shares	Value

Singapore: 3.1%
DBS Group Holdings, Ltd.	916,069	$8,877,546
Jardine Matheson Holdings, Ltd.	253,490	4,638,867
Overseas Chinese Banking Corp., Ltd.	742,800	5,767,671
		19,284,084

South Korea: 2.8%
Korea Electric Power Corp., ADR(1)	553,200	9,664,404
KT Corp., ADR	350,100	7,751,214
		17,415,618

Spain: 3.6%
Banco Bilbao Vizcaya S.A.	394,500	6,654,685
Banco Santander Central Hispano S.A.	364,900	4,522,495
Telefonica S.A.	689,201	11,609,179
		22,786,359

Switzerland: 6.8%
Nestle S.A.	91,700	25,161,802
Swisscom AG	23,800	7,860,669
Zurich Financial Services AG	41,926	7,452,499
Zurich Financial Services AG**	12,250	2,177,482
		42,652,452

United Kingdom: 13.1%
BAE Systems Plc	1,285,400	6,961,760
BT Group Plc	3,006,712	12,028,272
Corus Group Plc*	2,163,000	1,787,658
Corus Group Plc**	3,596,650	2,972,529
GlaxoSmithKline Plc	590,100	13,915,039
Invensys Plc*	3,491,359	828,817
Invensys Plc**	5,727,389	1,359,629
J Sainsbury Plc	1,644,112	8,080,593
Marks & Spencer Group Plc	1,402,419	8,828,580
Royal & Sun Alliance Insurance Group Plc	1,009,000	1,610,155
Royal & Sun Alliance Insurance Group Plc**	1,009,000	1,610,156
Unilever PLC	917,200	8,878,741
Wm. Morrison Supermarkets Plc	4,018,381	13,443,297
		82,305,226

Venezuela: 0.6%
Cia Anonima Nacional Telefonos de Venezuela, ADR	236,675	3,950,106

TOTAL COMMON STOCKS (cost $551,677,053)		625,300,918

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at July 31, 2005 (Unaudited) - (Continued)

SHORT-TERM INVESTMENT: 0.4%	Principal Amount	Value
Repurchase Agreement: 0.4%
Investors Bank & Trust Co., Repurchase Agreement, 2.28%, dated 07/29/2005,	$2,480,239	$2,480,239
due 08/01/2005 [collateralized by $2,417,979 SBA #506097, 6.88%, due 04/25/2016
(Market Value $2,604,251)] (proceeds $2,480,710)

TOTAL SHORT-TERM INVESTMENT (cost $2,480,239)		2,480,239

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 3.8%
Bank Note - 0.2%
Bank of America, 3.45%, due 09/16/05 (cost $1,083,055)	1,083,055	1,083,055

Commercial Paper - 0.9%
Compass Securitization, 3.48%, due 08/31/05	1,000,000	1,000,000
Falcon Asset Securitization Corp., 3.28%, due 08/01/05	1,000,000	1,000,000
Grehawk Funding, 3.26%, due 08/01/05	1,000,000	1,000,000
Grampian Funding LLC, 3.41%, due 08/18/05	1,000,000	1,000,000
Paradigm Funding LLC, 3.46%, due 08/29/05	1,000,000	1,000,000
Park Avenue Receivables Corp., 3.30%, due 08/03/05	1,000,000	1,000,000
Total Commercial Paper (cost $6,000,000)		6,000,000

Demand Notes - 1.9%
Bank of Montreal, 3.27%, due 08/09/05	1,216,565	1,216,565
Bank of Nova Scotia, 3.43%, due 08/30/05	1,000,000	1,000,000
BNP Paribas, 3.27%, due 08/04/05	1,000,000	1,000,000
Citigroup, 3.63%, due 10/31/05	1,000,000	1,000,000
HBOS Halifax Bank of Scotland, 3.15%, due 08/08/05	1,000,000	1,000,000
HSBC Banking/Holdings Plc, 3.25%, due 08/05/05	1,000,000	1,000,000
National Australia Bank, 3.28%, due 08/08/05	1,000,000	1,000,000
Nordea Bank Finland Plc, 3.24%, due 08/03/05	1,000,000	1,000,000
Regions Bank, 3.29%, due 08/10/05	1,000,000	1,000,000
Royal Bank of Canada, 3.25%, due 08/05/05	1,000,000	1,000,000
Societe Generale, 3.24%, due 08/09/05	1,000,000	1,000,000
UBS AG, 3.25%, due 08/09/05	1,000,000	1,000,000
Total Demand Notes (cost $12,216,565)		12,216,565

Mutual Funds - 0.2%
BGI Institutional Money Market Fund (cost $1,000,001)	1,000,001	1,000,001

Repurchase Agreements - 0.6%
Credit Suisse First Boston Corp., 3.35%, due 08/01/05(2)	1,000,000	1,000,000
Lehman Brothers Triparty Agreement, 3.35%, due 08/01/05(2)	1,500,000	1,500,000
Merrill Lynch & Co., 3.35%, due 08/01/05(2)	1,016,545	1,016,545
Total Repurchase Agreements (cost $3,516,545)		3,516,545

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (cost $23,816,166)		23,816,166

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at July 31, 2005 (Unaudited) - (Continued)

Value

TOTAL INVESTMENTS IN SECURITIES (cost $577,973,458^): 103.9%	$651,597,323
Liabilities in excess of Other Assets: (3.9)%	(24,316,185)
NET ASSETS: 100.0%	$627,281,138

*	Non-income producing security.
**
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was aquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the "Act" or pursuant to another exemption from registration.)

ADR	American Depositary Receipt
(1)	This security or a portion of this security is out on loan at July 31, 2005. Total loaned securities had a market value of $22,624,002 at July 31, 2005.
(2)	Collateralized by $3,694,482 of various investment grade corporate bonds.

^ At July 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
Cost of investments for tax purposes	$577,973,458
Gross tax unrealized appreciation	$106,792,239
Gross tax unrealized depreciation	(33,168,374)
Net tax unrealized appreciation	$73,623,865

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at July 31, 2005 (Unaudited)

Industry	Percentage
Aerospace & Defense	1.9%
Automobiles	6.2%
Beverages	1.4%
Chemicals	1.8%
Commercial Banks	11.6%
Communications Equipment	3.0%
Diversified Financial Services	1.7%
Diversified Telecommunication Services	19.9%
Electric Utilities	2.4%
Electronic Components & Equipment	2.6%
Food & Staples Retailing	6.6%
Food Products	7.9%
Household Durables	2.7%
Insurance	8.6%
Leisure Equipment & Products	1.2%
Machinery	2.7%
Media	1.0%
Metals and Mining	0.8%
Multiline Retail	1.4%
Oil Gas & Consumable Fuels	0.9%
Pharmaceuticals	8.4%
Semiconductors	2.6%
Thrifts & Mortgage Finance	0.5%
Tobacco	1.8%
Wireless Telecom	0.1%
TOTAL COMMON STOCK	99.7%
SHORT-TERM INVESTMENTS (1)	4.2%
TOTAL INVESMENTS IN SECURITIES	103.9%
Liabilities in excess of Other Assets	-3.9%
NET ASSETS	100.0%

(1)	Includes investments purchased with cash proceeds from securities from securities lending.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandes Investment Trust

By (Signature and Title)  /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date  September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date  September 2, 2005

By (Signature and Title)* /s/ Gary Iwamura
Gary Iwamura, Treasurer

Date  September 2, 2005

* Print the name and title of each signing officer under his or her signature.